STUART M. FRIED, CPA














                                 LENED, INC.
                                 -----------

                            REPORT TO STOCKHOLDERS
                            ----------------------

                             FINANCIAL STATEMENTS
                             --------------------

                   YEARS ENDED SEPTEMBER 30, 1997 AND 1996
                   ---------------------------------------

                                                      STUART M. FRIED, CPA



                                 LENED, INC.
                                 -----------
                            REPORT TO STOCKHOLDERS
                            ----------------------
                             FINANCIAL STATEMENTS
                             --------------------
                              TABLE OF CONTENTS
                              -----------------
                   YEARS ENDED SEPTEMBER 30, 1997 AND 1996
                   ---------------------------------------






                                                                  PAGE
                                                                  ----

INDEPENDENT AUDITOR'S REPORT                                        1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                  2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)                                                       3

STATEMENTS OF CHANGES IN NET ASSETS                                 4

STATEMENTS OF CASH FLOWS                                            5

NOTES TO FINANCIAL STATEMENTS                                     6-14

                               STUART M. FRIED
                         CERTIFIED PUBLIC ACCOUNTANT
                              11 TWIN BROOK ROAD
                          WEST CALDWELL, N.J. 07006
                                     ----
                                (201) 226-4006

                         INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Lened, Inc.
c/o Joseph Flusfeder
15 West 53rd Street
New York, New  York


We have audited the accompanying statements of assets, liabilities and capital securities of Lened, Inc. (a New Jersey Corporation), as of September 30, 1997 and 1996, and the related statements of operations, undistributed net income
(loss) and statements of changes in net assets, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lened, Inc. as of September 30, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.



                                                      /s/ STUART M. FRIED

                                                      STUART M. FRIED, CPA
West Caldwell, New Jersey
November 10, 1997

                                                      STUART M. FRIED, CPA



                                 LENED, INC.
                                 -----------
                      STATEMENTS OF ASSETS, LIABILITIES
                      ---------------------------------
                            AND CAPITAL SECURITIES
                            ----------------------


                                    ASSETS
                                    ------

                                                          SEPTEMBER 30,
                                                          -------------
                                                       1997            1996
                                                       ----            ----
INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest - at fair market
 value (amortized cost $1,793,110 and
 $1,729,006) (Note 1)                               $1,865,312      $1,786,084
Cash                                                       615             903

Investment in Vista New York Tax-Free
 Money Market Fund (3.31% avg. Interest rate)             5,715         81,608
Prepaid expenses                                          1,297          1,293
                                                     ----------     ----------
                                                     $1,872,939     $1,869,888
                                                     ==========     ==========

                      LIABILITIES AND CAPITAL SECURITIES
                      ----------------------------------

LIABILITIES:
   Dividends payable                                 $   79,669     $   92,531
   Other current liabilities                             13,273         11,641
                                                     ----------     ----------
                                                         92,942        104,172
                                                     ----------     ----------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Common stock, no par value, 25,200 shares
    authorized, 18,960 issued and outstanding        $   22,500         22,500
   Paid in capital                                      144,732        144,732
   Retained earnings                                  1,569,202      1,577,132
   Undistributed net income (loss)                          693         (7,930)
   Unrealized appreciation of investments                42,870         29,282
                                                     ----------     ----------
Total stockholders' equity (equivalent to
$93.88 per share at 9/30/97 and $93.13
per share at 9/30/96)                                 1,779,997      1,765,716
                                                     ----------     ----------

                                                     $1,872,939     $1,869,888
                                                     ==========     ==========


The accompanying notes are an integral part of these financial statements.

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                          STATEMENTS OF OPERATIONS,
                          -------------------------
                       UNDISTRIBUTED NET INCOME (LOSS)
                       -------------------------------


                                                              YEARS ENDED SEPTEMBER 30,
                                                              -------------------------
                                                               1997               1996
                                                               ----               ----
INVESTMENT INCOME:

  INCOME
   Interest income on tax free municipals                  $   97,787         $  108,481
   Dividend income - tax free                                   2,080              3,574
                                                           ----------         ----------
                                                               99,867            112,055
                                                           ----------         ----------

  EXPENSES:
   Custodial fees (Note 4)                                      1,908              2,293
   Audit fees                                                   2,400              2,400
   Legal fees                                                   7,087              3,000
   Taxes other than income taxes                                  250                250
   Office expense                                               9,751              8,466
   Insurance                                                    1,296              1,929
   Filing fees                                                    250                250
                                                           ----------         ----------
                                                               22,942             18,588
                                                           ----------         ----------

INVESTMENT INCOME                                              76,925             93,467

Net realized gain (loss) from investment transactions           3,550             (8,695)
                                                           ----------         ----------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                                    80,475             84,772
Less:  Federal income taxes                                       113                171
                                                           ----------         ----------

NET INVESTMENT INCOME                                          80,362             84,601
Less: Dividends paid                                           79,669             92,531
                                                           ----------         ----------

UNDISTRIBUTED NET INCOME (LOSS)                            $      693         $   (7,930)
                                                           ==========         ==========

UNREALIZED APPRECIATION OF INVESTMENTS                     $   42,870         $   29,282
                                                           ==========         ==========

The accompanying notes are an integral part of these financial statements.

                                                      STUART M. FRIED, CPA

                                 LENED, INC.
                                 -----------
                     STATEMENTS OF CHANGES IN NET ASSETS
                     -----------------------------------

                                                          YEARS ENDED SEPTEMBER 30,
                                                          -------------------------
                                                             1997           1996
                                                             ----           ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Investment income - net                                $   76,812     $   93,296
  Net realized gain (loss) on investments                     3,550         (8,695)
   Change in unrealized appreciation (depreciation)          13,588        (19,188)
                                                         ----------     ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                              93,950         65,413

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                        79,669         92,531
                                                         ----------     ----------

TOTAL INCREASE (DECREASE)                                    14,281        (27,118)

NET ASSETS BEGINNING OF PERIOD                            1,765,716      1,792,834
                                                         ----------     ----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $(8,693) and
$(7,930), respectively)                                  $1,779,997     $1,765,716
                                                         ==========     ==========

DIVIDENDS PER SHARE                                      $     4.20     $     4.88
                                                         ==========     ==========






The accompanying notes are an integral part of these financial statements.

                                                      STUART M. FRIED, CPA




                                 LENED, INC.
                                 -----------
                           STATEMENT OF CASH FLOWS
                           -----------------------
                         INCREASE (DECREASE) IN CASH
                         ---------------------------


                                                              YEARS ENDED SEPTEMBER 30,
                                                              -------------------------
                                                                 1997           1996
                                                                 ----           ----
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $ 80,362      $  84,601
  Adjustments to reconcile net income to net
         cash provided by operating activities:
    Changes in assets and liabilities:
      (Increase) Decrease in municipal bonds with
        accrued interest at fair market value                  (79,228)       (48,686)
      (Increase) Decrease in Vista New York
        Tax Free Money Market Fund                              75,893         90,167
      (Increase) Decrease in prepaid expenses                       (4)           504
      Increase (Decrease) in other current liabilities           1,632          3,486
      Realized (gain) loss from investment transactions
       included in net income                                   (3,550)         8,695
                                                              --------      ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                       75,105        138,767
                                                              --------      ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Increase (Decrease) in unrealized appreciation                13,588        (19,188)
   of investments
Realized gain (loss) from investment transactions                3,550         (8,695)
                                                              --------      ---------

NET CASH (USED) PROVIDED BY INVESTING
ACTIVITIES                                                      17,138        (27,883)
                                                              --------      ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Dividends paid                                               (92,531)      (110,724)
                                                              --------      ---------

NET INCREASE (DECREASE) IN CASH AND                               (288)           160
CASH EQUIVALENTS

CASH - BEGINNING OF YEAR                                           903            743
                                                              --------      ---------


CASH - END OF YEAR                                            $    615      $     903
                                                              ========      =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

  Cash paid during the year for:
      Income taxes                                            $    250      $     250






The accompanying notes are an integral part of these financial statements.

                                                      STUART M. FRIED, CPA



                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

      (a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

      (b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------



       (c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

       (d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

       (e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value. At September 30, 1997

                  Unrealized Appreciation of Bonds totaled        $  43,394
                  Unrealized Depreciation of Bonds totaled              524
                                                                  ---------
                  Net Unrealized Appreciation of Investments      $  42,870
                                                                  =========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $205,780 for the year ended September 30, 1997 and $529,000 for the year ended September 30, 1996. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $143,093 for the year ended September 30, 1997 and $465,000 for the year ended September 30, 1996.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $79,669 ($4.20 per share) and $92,531 ($4.88 per share) for the years ended September 30, 1997 and 1996 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the years ended September 30, 1997 and 1996, the Company was charged an aggregate of $1,908 and $2,293 respectively.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------



NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:


                                                 YEARS ENDED SEPTEMBER 30,
                                                 -------------------------
                                                     1997         1996
                                                     ----         ----

Investment income                                  $  5.27      $  5.91
Operating expenses                                    1.21          .98
                                                   -------      -------
INVESTMENT INCOME BEFORE FEDERAL                      4.06         4.93
 INCOME TAX

FEDERAL INCOME TAX                                       0            0
                                                   -------      -------

INVESTMENT INCOME - NET                               4.06         4.93

Dividends to shareholders                             4.20         4.88
                                                   -------      -------

                                                      (.14)         .05

Realized and unrealized gain (loss)
 on investments - net                                  .89        (1.48)
                                                   -------      -------

CHANGE IN NET VALUE                                    .75        (1.43)

NET ASSET VALUE:
  Beginning of period                                93.13        94.56
                                                   -------      -------

  End of period                                    $ 93.88      $ 93.13
                                                   =======      =======


Ratio of operating expenses to
 average net assets                                  .0127%       .0102%

Ratio of investment income net to
 average net assets                                  .0552%       .0614%

Portfolio turnover                                     8.1%       26.74%

Number of shares outstanding at end
 of period                                          18,960       18,960

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------




NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                                     Principal           Amortized        Fair Market*
Name and Title of Issuer                              Amount                Cost              Value
------------------------                             ---------           ---------        ------------
Cusip #010014AS7
Akron Central School Dist, N.Y.
A General Obligation (FSA)
5.4% Due 6/1/2001                                    $  50,000           $ 51,500           $ 52,987

Cusip #010014AT5
Akron Central School District, N.Y.
A General Obligation (FSA)
5.4% Due 6/1/2002                                      175,000            180,314            186,506

Cusip #184160G2G
Clayton Cnty GA Hsg
Autu, Multi Fa
(Pointe Clear Apts Proj)
4.5% Due 7/01/2002                                      50,000             50,000             50,427

Cusip #23354NAG8
Dade County FLA Res Recovery
FAC 5.0% Due 10/1/03
REFC (AMBAL) Rev                                       100,000             99,501            105,369


Cusip #246006GU8
Delaware County Authority,
P.A. Hospital Revenue
(Mercy Catholic Med Ctr-Ser B)
7.25%  Due 11/1/2002-97NC                               60,000             60,000             63,369

Cusip #254764CN1
District of Columbia Hospital
Refunding & Impt Revenue
(Childrens Hosp-A) (Insd By FGIC)
5.8%  Due 7/15/2001-NC                                 100,000            100,323            105,721


                                     -9-

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------





                                                     Principal           Amortized        Fair Market*
Name and Title of Issuer                              Amount                Cost              Value
------------------------                             ---------           ---------        ------------
Cusip #254760YL9
District of Columbia A General
Obligation Series A (RFDG)
5.625% Due 6/1/2002                                     50,000             50,163             52,621

Cusip #2547620M2
District Columbia G/O
5.625% Due 6/1/02
Ref- Ser A- (FSA- CR)                                  100,000            102,488            106,859

Cusip #2547603MI
District of Columbia A General
Obligation (Series A) 6%
Due 6/1/2009                                            50,000             51,557             54,424

Cusip #396080ED1
Greenville Hospital System Board of
Trustees, S.C. Hospital Facilities
Revenue Series B
4.9% Due 5/1/2005-98 NC                                 95,000             95,003             98,420

Cusip #451295HW2
Idaho Health Facilities Authority
Refunding Revenue
(Bannock Regl Med Ctr Proj)
7.6%   Due 5/1/2003                                     20,000             20,096             21,303

Cusip #462590BF6
Iowa Student Loan Liquidity Corp.
Student
Loan Revenue (Insured by Ambac)
6.6%  Due 12/1/2000                                     90,000             93,221             97,579






                                     -10-

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------





                                                     Principal           Amortized        Fair Market*
Name and Title of Issuer                              Amount                Cost              Value
------------------------                             ---------           ---------        ------------
Cusip #544738AJ6
Los Angeles County Public Works
Fing Auth., Calif. Refunding
Revenue (Capital Construction)
4.6%   Due 3/1/2002                                    100,000             98,521            102,018

Cusip #561842FQ3
Manatee County Housing Finance
Auth. Fla. Single Family Mortgage
Revenue (1985 Ser A) (Insd By FGIC)
9.125%   Due  6/1/2016                                   5,000              5,049              5,160

Cusip #57419JNG4
Maryland Cnty FLA Hsg
Fin Auth Rev 4.6% Due 1/01/2003                         30,000             30,000             30,516

Cusip #63967CRH7
Nebraska Investment Finance
Authority, Sing Famil
5.0%  Due 9/01/2007                                     50,000             49,998             50,400

Cusip #639683J51
Nebraska Public Power
District, NEB Refunding
Power Supply System - Series
4.5% Due 1/1/2000                                       70,000             68,764             71,318

Cusip #645793UF5
New Jersey Health Care Facilities
Financing Authority Revenue
(Kennedy Med-Univ Med Ctr-Ser D)
7.875%  Due 7/1/2009-98NC                               20,000             19,944             21,336









                                     -11-

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------





                                                     Principal           Amortized        Fair Market*
Name and Title of Issuer                              Amount                Cost              Value
------------------------                             ---------           ---------        ------------
Cusip #645905PE4
New Jersey Economic
Dev Auth Rev
5.4% Due 2/1/06
Call Preddie Sch Proj
Ser-A                                                   60,000             60,810             62,981

Cusip #649649XT2
New York City, N.Y.
A General Obligation
Series B
7.2%  Due 2/1/1998-NC                                   50,000             49,993             51,143

Cusip #649650VY1
New York City, N.Y.
A General Obligation
(Series H)
6.8%  Due 2/1/2000-NC                                   35,000             35,007             37,287

Cusip #649655DH7
New York City, N.Y.
A General Obligation
8% Due 8/1/2010-98NC                                    20,000             20,001             21,256


Cusip #6496644M8
New York City, G/O
SER-A
5.7% Due 8/1/02                                         40,000             40,000             42,283

Cusip #649900AJ6
New York State Environmental
Facilities Corp., N.Y. Resource
Recovery Revenue (Huntington Proj)
7.5%  Due 10/1/2012-99NC                                50,000             50,000             55,249






                                     -12-

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------





                                                     Principal           Amortized        Fair Market*
Name and Title of Issuer                              Amount                Cost              Value
------------------------                             ---------           ---------        ------------
Cusip #649858WM5
New York State Housing
Finance Agency
Non Profit Housing Project
6.5%   Due  11/1/1999                                   25,000             24,892             26,223

Cusip #649868NJ1
New York State Housing Finance Agency
Housing Help Revenue
7.7%  Due 11/1/1997-NC                                  20,000             20,023             20,670

Cusip #6498814H9
New York State Medical Care Facilities
Finance Agency Revenue
7%  Due 8/15/1998-NC                                    40,000             40,204             41,426

Cusip #720653FV1
Pierce County WASH Swr
5.20% DUE 2/01/2005                                     25,000             25,747             25,668

Cusip #815188AZO
Sedalia Mo Hosp Rev
(Botuwell Regl Health Ctr)
4.6% Due 3/01/2003                                      50,000             50,000             50,541











                                     -13-

                                                      STUART M. FRIED, CPA


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                              SEPTEMBER 30, 1997
                              ------------------





                                                     Principal           Amortized        Fair Market*
Name and Title of Issuer                              Amount                Cost              Value
------------------------                             ---------           ---------        ------------
Cusip #882585AD4
Texas National Research Laboratory
Commission Financing Corp.
Lease Revenue
(Supercond Super Coll PJ)
6%  Due 12/1/1998-NC                                    75,000             74,981             78,297

Cusip #896559BL4
Trinity River Auth., Texas Big Bear
Creek Interceptor RFDG Revenue
(Waste Water Sys Cont) (MBIA)
4.5% Due 2/1/2003                                       75,000             75,000             75,955
                                                    ----------         ----------         ----------

TOTAL INVESTMENT - 100.05%                          $1,780,000         $1,793,100          1,865,312
                                                    ==========         ==========
OTHER ASSETS LESS LIABILITIES - (.05%)                                                       (85,315)
                                                                                          ----------
NET ASSETS - 100%                                                                         $1,779,997
                                                                                          ==========
NET ASSET VALUE PER SHARE                                                                 $    93.88
                                                                                          ==========
OUTSTANDING SHARES AT SEPTEMBER 30, 1997                                                      18,960
                                                                                          ==========


 *  Includes accrued interest












                                     -14-